UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06172

Dreyfus AMT-Free Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Cash Management Plus
October 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.2%
Alabama - 3.9%
Mobile Downtown Redevelopment
Authority,
Gulf Opportunity Zone Revenue,
Refunding (Austal USA LLC Project)
(LOC; Wells Fargo Bank NA)	0.97	11/7/17	8,000,000	[a,b,c]	8,000,000
Alaska - 1.5%
Valdez,
Marine Terminal Revenue (Exxon
Pipeline Company Project)	0.90	11/1/17	3,200,000	[b,c]	3,200,000
Arizona - 2.4%
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada)	0.95	11/7/17	5,000,000	[a,b,c,d]	5,000,000
California - 1.0%
California Statewide Communities
Development Authority,
CP (Kaiser Permanente)	0.91	1/3/18	2,000,000		2,000,000
Colorado - 4.7%
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (The Nature
Conservancy Project)	0.93	11/7/17	9,700,000	[b,c]	9,700,000
Delaware - .5%
University of Delaware,
Revenue (Liquidity Facility; TD Bank)	0.92	11/1/17	1,115,000	[b,c]	1,115,000
Florida - 7.3%
Highlands County Health Facilities
Authority,
HR, Refunding (Adventist Health
System/Sunbelt Obligated Group)	0.90	11/7/17	5,000,000	[b,c]	5,000,000
Palm Beach County School Board,
CP (Liquidity Facility; Citibank NA)	0.96	11/7/17	6,585,000	[a,b,c,d]	6,585,000
Pinellas County Health Facilities
Authority,
Health System Revenue (Baycare
Health System Issue) (LOC; Northern
Trust Company)	0.92	11/7/17	3,400,000	[b,c]	3,400,000
					14,985,000
Illinois - 8.9%
Galesburg,
Revenue (Knox College Project) (LOC;
PNC Bank NA)	0.94	11/7/17	4,700,000	[b,c]	4,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.2%
(continued)
Illinois - 8.9% (continued)
Illinois Development Finance Authority,
Revenue (Evanston Northwestern
Healthcare Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.90	11/1/17	2,500,000	[b,c]	2,500,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B. Harris
Theater for Music and Dance Project)
(LOC; PNC Bank NA)	0.93	11/7/17	7,000,000	[b,c]	7,000,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility; JPMorgan
Chase Bank)	0.96	11/7/17	1,500,000	[b,c]	1,500,000
Tender Option Bond Trust Receipts
(Series 2017-XF2398),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (Liquidity
Facility; Citibank NA)	0.95	11/7/17	2,780,000	[a,b,c,d]	2,780,000
					18,480,000
Iowa - 1.7%
Iowa Finance Authority,
Revenue (YMCA and Rehabilitation
Center Project) (LOC; Bank of
America)	0.97	11/7/17	3,485,000	[b,c]	3,485,000
Louisiana - 2.9%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Kenner Theatres, L.L. C.
Project) (LOC; FHLB)	1.10	11/7/17	3,650,000	[b,c]	3,650,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.91	11/1/17	2,300,000	[b,c]	2,300,000
					5,950,000
Maryland - 11.3%
Bel Air,
EDR (Harford Day School Facility)
(LOC; Branch Banking and Trust Co.)	0.95	11/7/17	3,335,000	[b,c]	3,335,000
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	1.15	11/7/17	2,180,000	[b,c]	2,180,000
Maryland Economic Development
Corporation,
EDR (Catholic Relief Services Facility)
(LOC; Bank of America)	0.97	11/7/17	7,825,000	[b,c]	7,825,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.2%
(continued)
Maryland - 11.3% (continued)
Montgomery County,
EDR (American Gastroenterological
Association Project) (LOC; Wells
Fargo Bank)	1.00	11/7/17	900,000	[b,c]	900,000
Montgomery County Public
Improvement,
CP (Liquidity Facility; PNC Bank NA)	0.88	11/14/17	3,000,000		3,000,000
Tender Option Bond Trust Receipts
(Series 2017-XG0146),
(Medical Health and Higher
Educational Facilities Authority,
Revenue) (LOC; JPMorgan Chase Bank
NA)	0.95	11/7/17	6,000,000	[a,b,c,d]	6,000,000
					23,240,000
Massachusetts - .6%
Reading,
BAN, GO Notes	1.25	12/15/17	1,240,000		1,240,425
Michigan - 5.7%
Michigan Building Authority,
Revenue (LOC; Citibank NA)	0.92	11/7/17	4,000,000	[b,c]	4,000,000
Michigan Strategic Fund,
LOR (The Kroger Company Recovery
Zone Facilities Bond Project) (LOC;
Bank of Tokyo-Mitsubishi UFJ,
Limited)	1.00	11/7/17	4,000,000	[b,c]	4,000,000
Tender Option Bond Trust Receipts
(Series 2017-XM0472),
(Michigan Finance Authority, HR,
Refunding (Trinity Health Credit
Group)) (Liquidity Facility; Citibank
NA)	0.95	11/7/17	3,750,000	[a,b,c,d]	3,750,000
					11,750,000
Mississippi - 4.6%
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.90	11/1/17	3,000,000	[b,c]	3,000,000
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Project)	0.94	11/1/17	3,765,000	[b,c]	3,765,000
Mississippi Development Bank,
Special Obligation Bonds (Jackson
County Industrial Water System
Project) (Guaranty Agreement;
Chevron Corporation)	0.90	11/1/17	2,770,000	[b,c]	2,770,000
					9,535,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.2%
(continued)
Missouri - 3.4%
RIB Floater Trust (Series 2017-010),
(Health & Education Facilities
Authority, Revenue (SSM Health
Care)) (Insured; Barclays Bank PLC
and Liquidity Facility; Barclays Bank
PLC)	0.99	11/7/17	7,000,000	[a,b,c,d]	7,000,000
Nebraska - 1.9%
Nebraska Investment Finance Authority,
SFH Revenue (Liquidity Facility;
FHLB)	0.92	11/7/17	4,000,000	[b,c]	4,000,000
New Jersey - 1.5%
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada
and Liquidity Facility; Royal Bank of
Canada)	0.95	11/7/17	3,000,000	[a,b,c,d]	3,000,000
New York - 13.5%
JPMorgan Chase Putters/Drivers Trust
(Series 5012),
(Battery Park City Authority, Junior
Revenue) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.96	11/1/17	1,000,000	[a,b,c,d]	1,000,000
Monroe County Industrial Development
Agency,
Revenue (HDF-RWC Project 1, LLC -
Robert Weslayan College Project)
(LOC; M&T Trust)	0.98	11/7/17	2,220,000	[b,c]	2,220,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; Northern
Trust Company)	0.92	11/1/17	3,500,000	[b,c]	3,500,000
New York State Housing Finance
Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.95	11/1/17	7,000,000	[b,c]	7,000,000
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada
and Liquidity Facility; Royal Bank of
Canada)	0.95	11/7/17	3,000,000	[a,b,c,d]	3,000,000
Tender Option Bond Trust Receipts
(Series 2016-XF0529),
(New York State Dormitory Authority,
State Sales Tax Revenue) (Liquidity
Facility; TD Bank)	0.94	11/7/17	2,000,000	[a,b,c,d]	2,000,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.2%
(continued)
New York - 13.5% (continued)
Tender Option Bond Trust Receipts
(Series 2016-ZM0129),
(New York State Urban Development
Corporation, State Personal Income
Tax Revenue (General Purpose))
(Liquidity Facility; Royal Bank of
Canada)	0.95	11/7/17	2,000,000	[a,b,c,d]	2,000,000
Tender Option Bond Trust Receipts
(Series 2017-XF0561),
(New York City Transitional Finance
Authority, Building Aid Revenue)
(Liquidity Facility; TD Bank NA)	0.94	11/7/17	2,065,000	[a,b,c,d]	2,065,000
Triborough Bridge and Tunnel
Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.93	11/1/17	5,070,000	[b,c]	5,070,000
					27,855,000
North Carolina - 1.5%
North Carolina Medical Care
Commission,
Health Care Facilities Revenue,
Refunding (FirstHealth of the
Carolinas Project) (Liquidity Facility;
Branch Banking and Trust Co.)	0.95	11/7/17	3,045,000	[b,c]	3,045,000
Ohio - .8%
Hamilton County,
EDR (Boys/Girls Clubs of Greater
Cincinnati, Inc. Project) (LOC; PNC
Bank NA)	1.04	11/7/17	1,575,000	[b,c]	1,575,000
Pennsylvania - .6%
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Association of Independent
Colleges and Universities of
Pennsylvania Financing Program -
University of Scranton) (LOC; PNC
Bank NA)	0.98	11/7/17	1,305,000	[b,c]	1,305,000
South Carolina - 3.9%
South Carolina Association of
Governmental Organizations,
COP	3.00	3/1/18	4,000,000		4,026,335
Tender Option Bond Trust Receipts
(Series 2017-XF2425),
(LOC; Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	0.96	11/7/17	1,880,000	[a,b,c,d]	1,880,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.2%
(continued)
South Carolina - 3.9% (continued)
Tender Option Bond Trust Receipts
(Series 2017-XG0149),
Revenue, Refunding (Liquidity
Facility; Barclays Bank PLC)	0.96	11/7/17	2,125,000	[a,b,c,d]	2,125,000
					8,031,335
Tennessee - 5.5%
Blount County Public Building
Authority,
Local Government Public
Improvement Revenue (Liquidity
Facility; Branch Banking and Trust
Co.)	0.95	11/7/17	3,425,000	[b,c]	3,425,000
Memphis Regional Authority,
CP (Liquidity Facility; Mizuho Bank
Ltd.)	0.97	12/4/17	3,000,000		3,000,000
Memphis Regional Authority,
CP (Liquidity Facility; Mizuho Bank)	0.87	11/9/17	3,000,000		3,000,000
Sevier County Public Building Authority,
Local Government Public
Improvement Revenue (LOC; Bank of
America NA)	0.95	11/7/17	2,000,000	[b,c]	2,000,000
					11,425,000
Texas - 10.0%
Atascosa County Industrial
Development Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.95	11/7/17	2,000,000	[b,c]	2,000,000
Gregg County Housing Finance
Corporation,
Revenue (Summer Green Project)
(Insured; FNMA)	0.97	11/7/17	2,060,000	[b,c]	2,060,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The Methodist
Hospital System)	0.92	11/1/17	2,005,000	[b,c]	2,005,000
Lubbock Independent School District,
GO Notes (Liquidity Facility; Wells
Fargo Bank and LOC; Permanent
School Fund Guarantee Program)	0.94	11/7/17	5,000,000	[b,c]	5,000,000
North East Industrial School District,
CP (Liquidity Facility; JPMorgan Chase
Bank)	0.98	12/21/17	3,000,000		3,000,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments - 100.2%
(continued)
Texas - 10.0% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0187),
(Texas Municipal Gas Acquisition and
Supply Corporation III, Gas Supply
Revenue) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.98	11/7/17	3,000,000 [a,b,c,d]	3,000,000
University of North Texas,
CP	0.97	11/16/17	3,600,000	3,600,000
				20,665,000
Washington - .1%
Washington Housing Finance
Commission,
Single Family Program Revenue
(Liquidity Facility; State Street Bank
and Trust Co.)	0.95	11/7/17	175,000 [b,c]	175,000
Wisconsin - .5%
Wisconsin,
COP	4.00	3/1/18	1,000,000	1,009,840
Total Investments (cost $206,766,600)			100.2%	206,766,600
Liabilities, Less Cash and Receivables			(0.2%)	(315,373)
Net Assets			100.0%	206,451,227

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities amounted to $59,185,000 or 28.67% of net assets.

b	Variable rate demand note—rate shown is the interest rate in effect at October 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Cash Management Plus
October 31, 2017 (Unaudited)

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	206,766,600
Level 3 - Significant Unobservable Inputs	-
Total	206,766,600

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus AMT-Free Municipal Cash Management Plus

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)